LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($) ft²
LEASES
2023	$ 8,199
2024	2,112
2025	1,103
2026	847
2027 and thereafter	2,200
Total lease payments	14,461
Less - imputed interest	(743)
Present value of lease liabilities	$ 13,718
Extension term	5 years
Park Naymi
LEASES
Area of premises | ft²	10,000
Operating lease, initial term of contract (in years)	7 years
Extension term	12 years